Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

Intangible assets as of June 30, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311
Amortization	—	(8,660)	(8,660)
Favorable lease terms June 30, 2025	$211,644	$(177,993)	$33,651

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms

Amortization expense of favorable lease terms for each of the periods ended June 30, 2025 and 2024 is presented in the following table:

	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Favorable lease terms	$(4,220)	$(4,540)	$(8,660)	$(9,079)
Total	$(4,220)	$(4,540)	$(8,660)	$(9,079)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets

The aggregate amortization of the intangible assets for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2026	$11,182
2027	5,115
2028	4,982
2029	4,982
2030	4,982
2031 and thereafter	2,408
Total	$33,651

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

Intangible liabilities as of June 30, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266
Amortization	—	(5,792)	(5,792)
Unfavorable lease terms June 30, 2025	$231,407	$(221,933)	$9,474

Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2025 and 2024 is presented in the following table:

	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Unfavorable lease terms	$2,912	$3,171	$5,792	$6,307
Total	$2,912	$3,171	$5,792	$6,307

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities

The aggregate amortization of the intangible liabilities for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2026	$9,474
2027	—
2028	—
2029	—
2030	—
2031 and thereafter	—
Total	$9,474